July 21, 2020
IMPORTANT NOTICE TO SHAREHOLDERS
 WILSHIRE MUTUAL FUNDS, INC.
(the “Company”)
 Large Company Growth Portfolio
Investment Class Shares (DTLGX)
Institutional Class Shares (WLCGX)

Large Company Value Portfolio
Investment Class Shares (DTLVX)
Institutional Class Shares (WLCVX)

Wilshire International Equity Fund
Investment Class Shares (WLCTX)
Institutional Class Shares (WLTTX)

Supplement to each Fund’s Summary Prospectus and the Company’s Prospectus, each dated April 30, 2020, as supplemented

THIS SUPPLEMENT REPLACES AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE SUMMARY PROSPECTUS OF THE LARGE COMPANY GROWTH PORTFOLIO, THE LARGE COMPANY VALUE PORTFOLIO, AND THE WILSHIRE INTERNATIONAL EQUITY FUND AND IN THE COMPANY’S PROSPECTUS.
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (“SEC”), Wilshire Associates Incorporated (“Wilshire” or the “Adviser”) may enter into new subadvisory agreements or amendments to subadvisory agreements without shareholder approval, upon the approval of the Board of Directors (the “Board”).
On June 12, 2020, the Board approved an amendment to the subadvisory agreement between Wilshire and Voya Investment Management Co LLC (“Voya”), dated June 19, 2020, with respect to the Large Company Growth Portfolio, the Large Company Value Portfolio, and the Wilshire International Equity Fund pursuant to which Voya will manage a portion of each such Portfolio.
In addition, effective July 31, 2020, the Prospectus is supplemented as detailed below.
*****
The following supplements the information in the Summary Prospectus and Prospectus of the Large Company Growth Portfolio.
The second bullet point under “Principal Investment Strategies” is hereby deleted and replaced with the following:

•
The Portfolio invests, under normal circumstances, at least 80% of its net assets in common stock of companies with larger market capitalizations-within the market capitalization range and composition of the companies composing the Russell 1000® Growth Index (as of December 31, 2019, this range was between approximately $2.32 billion and $1.29 trillion). The market capitalization and composition of the companies in the Russell 1000 Growth Index are subject to change. Under normal circumstances, the remaining portion of the Portfolio will be invested in derivatives and fixed income securities. For purposes of the Portfolio’s 80% test, derivatives will be valued at market value rather than notional value.

The Portfolio invests up to 20% of its net assets in Russell 1000 Growth Index derivatives, backed by a portfolio of fixed income securities. Fixed income securities may include bonds, debt securities, and other similar instruments. The Portfolio may invest in options, futures, options on futures, and swaps. The portion of the Portfolio invested in Russell 1000 Growth Index derivatives in addition to or in place of companies within the Russell 1000 Growth Index seeks to equal or exceed the daily performance of the Russell 1000 Growth Index (the “Swaps Strategy”). The value of Russell 1000 Growth Index derivatives should closely track the value of the Russell 1000 Growth Index; however, the Russell 1000 Growth Index derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the Portfolio’s assets may be invested in fixed income securities. The fixed income securities are typically expected to have a duration between 0 and 2 years.

The following supplements the information under the heading “Principal Investment Strategies.”
Voya Investment Management Co LLC (“Voya”). Voya manages the Portfolio’s fixed income securities. In managing its portion of the Portfolio, the Voya fixed income strategy will maintain a weighted average duration of 0 to 2 years, while being permitted to invest in fixed income securities of all maturities. Voya focuses on managing a broad array of fixed income investment opportunities, including but not limited to U.S. government securities, securities of foreign governments, and supranational organizations; bank-loans; notes that can invest in securities with any credit rating; mortgage-backed, asset-backed debt securities and other structured credit securities, commercial paper and debt securities of foreign issuers, including emerging market countries. In addition, Voya may also invest in its affiliated registered investment companies. Voya may also invest in derivatives, including options, futures, swaps (including interest rate swaps, total return swaps, and credit default swaps), and currency forwards, as a substitute for taking a position in an underlying asset, to make tactical asset allocations, to seek to minimize risk, to enhance returns and/or assist in managing cash. Voya believes that a disciplined investment process with macro-theme analysis built into every step will capture market changes and guide it to unrecognized value opportunities. The investment process includes a balanced emphasis on quantitative and qualitative inputs that foster strong checks and balances and validation for its investment themes. Top down macro themes shape Voya’s overall strategy and also provide the context for bottom up security selection. Proprietary risk management tools and processes help to monitor portfolio risk exposures. Voya’s management of the Portfolio relies on sector allocation, security selection and curve positioning.
Wilshire Associates Incorporated (“Wilshire”). As the Portfolio’s investment adviser, Wilshire manages the portion of the Portfolio invested in the Swaps Strategy.
The following supplements the information under the heading “Principal Risks.”
Asset-Backed and Mortgage Backed Securities Risk. Investors in asset-backed securities (“ABS”), including mortgage-backed securities (“MBS”) and structured finance investments, generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans or other future expected receivables of assets or cash flows. Some ABS, including MBS, may have structures that make their reaction to interest rates and other factors difficult to predict, making them subject to liquidity risk.
Bank Loan Risk. To the extent the Portfolio invests in bank loans, it is exposed to additional risks beyond those normally associated with more traditional debt securities. The Portfolio’s ability to receive payments in connection with the loan depends primarily on the financial condition of the borrower and whether a loan is secured by collateral. Bank loans also often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price. Bank loan investments may not be considered securities and may not have the protections afforded by the federal securities law. In addition, it may take longer than seven days for bank loan transactions to settle. Please see “Liquidity and Valuation Risk” below for a discussion of the liquidity issues that may arise due to such a settlement period.
Counterparty Credit Risk. The Portfolio may invest in financial instruments and OTC-traded derivatives involving counterparties for gaining exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge another position in the Portfolio. Through these investments, the Portfolio is exposed to credit risks that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Portfolio, the Portfolio may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Portfolio will decrease. The Portfolio bears the risk that counterparties may be adversely affected by legislative or regulatory changes, adverse market conditions, increased competition, and/or wide scale credit losses resulting from financial difficulties or borrowers affecting counterparties.
Credit Default Swaps Risk. The Portfolio may enter into credit default swaps, either as a buyer or a seller of the swap. A buyer of a swap pays a fee to buy protection against the risk that a security will default. If no default occurs, the Portfolio will have paid the fee, but typically will recover nothing under the swap. A seller of a swap receives payment(s) in return for an obligation to pay the counterparty the full notional value of a security in the event of a default of the security issuer. As a seller of a swap, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the full notional value of the swap. Credit default swaps are particularly subject to counterparty, credit, valuation, liquidity and leveraging risks and the risk that the swap may not correlate with its underlying asset as expected. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity; however, there is no assurance that central clearing will achieve that result, and in the meantime, central clearing and related requirements expose the Fund to new kinds of costs and risks. In addition, credit default swaps expose the Portfolio to the risk of improper valuation.
Credit Risk. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives transaction or other transaction is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. The downgrade of the credit of a security held by the Portfolio may decrease the security’s obligations. The downgrade of the credit of a security held by the Portfolio may decrease the security’s market value. Securities and derivatives contracts are subject to varying degrees of credit risk, which are often, but not always, reflected in credit ratings.
Derivatives Risk. The use of derivatives, including forwards, swaps, futures, options and currency transactions, may expose the Portfolio to risks in addition to and greater than those associated with investing directly in the securities underlying those derivatives, including risks relating to leverage, imperfect correlations with underlying investments or the Portfolio’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, segregation, valuation and legal restrictions. If the Adviser or a subadvisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Use of derivatives may also cause the Portfolio to be subject to additional regulations, which may generate additional Portfolio expenses. These practices also entail transactional expenses and may cause the Portfolio to realize higher amounts of short-term capital gains than if the Portfolio had not engaged in such transactions.
Emerging Markets Risk. Foreign investment risk may be particularly high to the extent the Portfolio invests in securities of issuers based in countries with developing economies (i.e., emerging markets). Investments in emerging markets securities are generally subject to a greater level of those risks associated with investing in foreign securities, as emerging markets are considered less developed than developing countries. Furthermore, investments in emerging market countries are generally subject to additional risks, including trading on smaller markets, having lower volumes of trading, and being subject to lower levels of government regulation and less extensive accounting, financial and other reporting requirements.
Extension Risk. Mortgage-related and other ABS are subject to extension risk, which is the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise. This may negatively affect the Portfolio’s returns, as the market value of the security decreases when principal payments are made later than expected. In addition, because principal payments are made later than expected, the Portfolio may be prevented from investing proceeds it would otherwise have received at a given time at the higher prevailing interest rates.
High Yield and Unrated Securities Risk. High yield debt securities in the lower rating (higher risk) categories of the recognized rating services are commonly referred to as “junk bonds.” Generally, high yield debt securities are securities that have been determined by a rating agency to have a lower probability of being paid and have a credit rating of “BB” category or lower by Standard & Poor’s Corporation and Fitch Investors Service, Inc. or “Ba” category or lower by Moody’s Investors Service or have been determined by a subadviser to be of comparable quality. The total return and yield of junk bonds can be expected to fluctuate more than the total return and yield of higher-quality bonds. Junk bonds (those rated below investment grade or in default, or unrated securities determined to be of comparable quality) are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Successful investment in lower-medium and lower-rated debt securities involves greater investment risk and is highly dependent on a subadviser’s credit analysis. A real or perceived economic downturn or higher interest rates could cause a decline in high-yield bond prices by lessening the ability of issuers to make principal and interest payments. These bonds are often thinly traded and can be more difficult to sell and value accurately than high-quality bonds. Because objective pricing data may be less available, judgment may play a greater role in the valuation process. In addition, the entire junk bond market can experience sudden and sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large or sustained sales by major investors, a high-profile default, or just a change in the market’s psychology. This type of volatility is usually associated more with stocks than bonds.
Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. Currently, the United States is experiencing a low interest rate environment, which may increase the Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. To the extent that the Portfolio invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values and increase costs. Increased redemptions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential future changes in government policy may affect interest rates.
Investment Model Risk. A subadviser’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Leverage Risk. The use of derivatives, repurchase agreements, reverse repurchase agreements, unfunded commitments, tender option bonds and borrowings (typically lines of credit) may create leveraging risk. For example, because of the low margin deposit required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in an underlying reference instrument may result in an immediate and substantial impact on a fund’s NAV. Leveraging may cause the Portfolio’s performance to be more volatile than if it had not been leveraged. To mitigate leveraging risk and otherwise comply with regulatory requirements, the Portfolio must segregate or earmark liquid assets to meet its obligations under, or otherwise cover, the transactions that may give rise to this risk, including, but not limited to, futures, certain options, swaps and reverse repurchase agreements. Applicable law limits a fund from borrowing in an amount greater than 33 ⅓% of its assets.
Prepayment Risk. The issuers of securities held by the Portfolio may be able to prepay principal due on the securities, particularly during periods of declining interest rates. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. In addition, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the market price of the security more sensitive to interest rate changes. Prepayment risk is a major risk of MBS and certain ABS. Most floating rate loans (such as syndicated bank loans) and debt securities allow for prepayment of principal without penalty. Accordingly, the potential for the value of a floating rate loan or security to increase in response to interest rate declines is limited. Corporate loans or securities purchased to replace a prepaid corporate loan or security may have lower yields than the yield on the prepaid corporate loan.
Segregation Risk. Segregation risk is the risk associated with any requirements, which may be imposed on the Portfolio, to segregate assets or enter into offsetting positions in connection with investments in derivatives. Such segregation and offsetting positions will not limit the Portfolio’s exposure to loss, and the Portfolio may incur investment risk with respect to the segregated assets and offsetting positions to the extent that, but for the applicable segregation requirement and/or the need for the offsetting positions, the Portfolio would sell the segregated assets and/or offsetting positions.
Sovereign Debt Risk. The Portfolio may be subject to risks related to the debt securities issued by sovereign entities. The debt securities issued by sovereign entities may decline as a result of default or other adverse credit event resulting from a sovereign debtor’s unwillingness or inability to repay principal and pay interest in a timely manner, which may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. Sovereign debt risk is increased for emerging market issuers.
Swap Agreements Risk. Swap agreements are contracts between the Portfolio and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact that they could be considered illiquid and many trades trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity, segregation and leveraging risks. The use of swap agreements may require asset segregation and thus the Portfolio may also be subject to the risks described under “Segregation Risk” above. Certain standardized swaps are subject to mandatory clearing. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free. In addition, swap agreements that track the Portfolio’s Index may also be subject to the risks described above under “Equity Risk.”
U.S. Government Securities Risk. Different types of U.S. government securities have different relative levels of credit risk depending on the nature of the particular government support for that security. U.S. government securities may be supported by: (1) the full faith and credit of the United States; (2) the ability of the issuer to borrow from the U.S. Treasury; (3) the credit of the issuing agency, instrumentality or government-sponsored entity; (4) pools of assets (e.g., MBS); or (5) the United States in some other way. In some cases, there may even be the risk of default. For certain agency issued securities, there is no guarantee the U.S. government will support the agency if it is unable to meet its obligations. Further, the U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities and, as a result, the value of such securities will fluctuate and are subject to investment risks.
The following supplements the information under the sub-heading “Adviser” under the heading “Management.”
Adviser and Portfolio Managers
Wilshire Associates Incorporated
Nathan Palmer, CFA, Managing Director and Portfolio Manager of Wilshire, serves as a Portfolio Manager for the Portfolio. He has served as a Portfolio Manager since July 2020.

Anthony Wicklund, CFA, CAIA, Managing Director and Portfolio Manager of Wilshire, serves as a portfolio manager for the Portfolio. He has served as a Portfolio Manager since July 2020.
Josh Emanuel, CFA, Managing Director and Chief Investment Officer of Wilshire Funds Management, serves as portfolio manager for the Portfolio. He has served as a Portfolio Manager since July 2020.
Suehyun Kim, Vice President and Portfolio Manager of Wilshire, serves as a portfolio manager for the Portfolio. She has served as a Portfolio Manager since July 2020.
The following supplements the information under the sub-heading “Subadvisers and Portfolio Managers” under the heading “Management.”
Voya
Matthew Toms, CFA, Chief Investment Officer of fixed income of Voya and Portfolio Manager of the Portfolio. Mr. Toms has served as Portfolio Manager since July 2020.
Sean Banai, CFA, Head of portfolio management for the fixed income platform of Voya and Portfolio Manager of the Portfolio. Mr. Banai has served as Portfolio Manager since July 2020.
Brian Timberlake, Ph.D., CFA, Head of Fixed Income Research of Voya and Portfolio Manager of the Portfolio. Mr. Timberlake has served as Portfolio Manager since July 2020.
The following supplements the information in the Summary Prospectus and Prospectus of the Large Company Value Portfolio.
The second bullet point under “Principal Investment Strategies” is hereby deleted and replaced with the following:

•
The Portfolio invests under normal circumstances, at least 80% of its net assets in the common stock of companies with larger market capitalizations-within the market capitalization range and composition of the companies composing the Russell 1000® Value Index (as of December 31, 2019, this range was between approximately $3.97 billion and $553.69 billion). The market capitalization range and composition of the companies in the Russell 1000® Value Index are subject to change. Under normal circumstances, the remaining portion of the Portfolio will be invested in derivatives and fixed income securities. For purposes of the Portfolio’s 80% test, derivatives will be valued at market value rather than notional value.

The Portfolio invests up to 20% of its net assets in Russell 1000 Value Index derivatives, backed by a portfolio of fixed income securities. Fixed income securities may include bonds, debt securities, and other similar instruments. The Portfolio may invest in options, futures, options on futures, and swaps. The portion of the Portfolio invested in Russell 1000 Value Index derivatives in addition to or in place of companies within the Russell 1000 Value Index seeks to equal or exceed the daily performance of the Russell 1000 Value Index (the “Swaps Strategy”). The value of Russell 1000 Value Index derivatives should closely track the value of the Russell 1000 Value Index; however, the Russell 1000 Value Index derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the Portfolio’s assets may be invested in fixed income securities. The fixed income securities are typically expected to have a duration that does not exceed one year.
The following supplements the information under the heading “Principal Investment Strategies.”
Voya Investment Management Co LLC (“Voya”). Voya manages the Portfolio’s fixed income securities. In managing its portion of the Portfolio, the Voya fixed income strategy will maintain a weighted average duration of 0 to 2 years, while being permitted to invest in fixed income securities of all maturities. Voya focuses on managing a broad array of fixed income investment opportunities, including but not limited to U.S. government securities, securities of foreign governments, and supranational organizations; bank-loans; notes that can invest in securities with any credit rating; mortgage-backed, asset-backed debt securities and other structured credit securities, commercial paper and debt securities of foreign issuers, including emerging market countries. In addition, Voya may also invest in its affiliated registered investment companies. Voya may also invest in derivatives, including options, futures, swaps (including interest rate swaps, total return swaps, and credit default swaps), and currency forwards, as a substitute for taking a position in an underlying asset, to make tactical asset allocations, to seek to minimize risk, to enhance returns and/or assist in managing cash. Voya believes that a disciplined investment process with macro-theme analysis built into every step will capture market changes and guide it to unrecognized value opportunities. The investment process includes a balanced emphasis on quantitative and qualitative inputs that foster strong checks and balances and validation for its investment themes. Top down macro themes shape Voya’s overall strategy and also provide the context for bottom up security selection. Proprietary risk management tools and processes help to monitor portfolio risk exposures. Voya’s management of the Portfolio relies on sector allocation, security selection and curve positioning.
Wilshire Associates Incorporated (“Wilshire”). As the Portfolio’s investment adviser, Wilshire manages the portion of the Portfolio invested in the Swaps Strategy.

The following supplements the information under the heading “Principal Risks.”
Asset-Backed and Mortgage Backed Securities Risk. Investors in asset-backed securities (“ABS”), including mortgage-backed securities (“MBS”) and structured finance investments, generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans or other future expected receivables of assets or cash flows. Some ABS, including MBS, may have structures that make their reaction to interest rates and other factors difficult to predict, making them subject to liquidity risk.
Bank Loan Risk. To the extent the Portfolio invests in bank loans, it is exposed to additional risks beyond those normally associated with more traditional debt securities. The Portfolio’s ability to receive payments in connection with the loan depends primarily on the financial condition of the borrower and whether a loan is secured by collateral. Bank loans also often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price. Bank loan investments may not be considered securities and may not have the protections afforded by the federal securities law. In addition, it may take longer than seven days for bank loan transactions to settle. Please see “Liquidity and Valuation Risk” below for a discussion of the liquidity issues that may arise due to such a settlement period.
Counterparty Credit Risk. The Portfolio may invest in financial instruments and OTC-traded derivatives involving counterparties for gaining exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge another position in the Portfolio. Through these investments, the Portfolio is exposed to credit risks that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Portfolio, the Portfolio may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Portfolio will decrease. The Portfolio bears the risk that counterparties may be adversely affected by legislative or regulatory changes, adverse market conditions, increased competition, and/or wide scale credit losses resulting from financial difficulties or borrowers affecting counterparties.
Credit Default Swaps Risk. The Portfolio may enter into credit default swaps, either as a buyer or a seller of the swap. A buyer of a swap pays a fee to buy protection against the risk that a security will default. If no default occurs, the Portfolio will have paid the fee, but typically will recover nothing under the swap. A seller of a swap receives payment(s) in return for an obligation to pay the counterparty the full notional value of a security in the event of a default of the security issuer. As a seller of a swap, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the full notional value of the swap. Credit default swaps are particularly subject to counterparty, credit, valuation, liquidity and leveraging risks and the risk that the swap may not correlate with its underlying asset as expected. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity; however, there is no assurance that central clearing will achieve that result, and in the meantime, central clearing and related requirements expose the Fund to new kinds of costs and risks. In addition, credit default swaps expose the Portfolio to the risk of improper valuation.
Credit Risk. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives transaction or other transaction is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. The downgrade of the credit of a security held by the Portfolio may decrease the security’s obligations. The downgrade of the credit of a security held by the Portfolio may decrease the security’s market value. Securities and derivatives contracts are subject to varying degrees of credit risk, which are often, but not always, reflected in credit ratings.
Derivatives Risk. The use of derivatives, including forwards, swaps, futures, options and currency transactions, may expose the Portfolio to risks in addition to and greater than those associated with investing directly in the securities underlying those derivatives, including risks relating to leverage, imperfect correlations with underlying investments or the Portfolio’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, segregation, valuation and legal restrictions. If the Adviser or a subadvisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Use of derivatives may also cause the Portfolio to be subject to additional regulations, which may generate additional Portfolio expenses. These practices also entail transactional expenses and may cause the Portfolio to realize higher amounts of short-term capital gains than if the Portfolio had not engaged in such transactions.
Emerging Markets Risk. Foreign investment risk may be particularly high to the extent the Portfolio invests in securities of issuers based in countries with developing economies (i.e., emerging markets). Investments in emerging markets securities are generally subject to a greater level of those risks associated with investing in foreign securities, as emerging markets are considered less developed than developing countries. Furthermore, investments in emerging market countries are generally subject to additional risks, including trading on smaller markets, having lower volumes of trading, and being subject to lower levels of government regulation and less extensive accounting, financial and other reporting requirements.
Extension Risk. Mortgage-related and other ABS are subject to extension risk, which is the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise. This may negatively affect the Portfolio’s returns, as the market value of the security decreases when principal payments are made later than expected. In addition, because principal payments are made later than expected, the Portfolio may be prevented from investing proceeds it would otherwise have received at a given time at the higher prevailing interest rates.
High Yield and Unrated Securities Risk. High yield debt securities in the lower rating (higher risk) categories of the recognized rating services are commonly referred to as “junk bonds.” Generally, high yield debt securities are securities that have been determined by a rating agency to have a lower probability of being paid and have a credit rating of “BB” category or lower by Standard & Poor’s Corporation and Fitch Investors Service, Inc. or “Ba” category or lower by Moody’s Investors Service or have been determined by a subadviser to be of comparable quality. The total return and yield of junk bonds can be expected to fluctuate more than the total return and yield of higher-quality bonds. Junk bonds (those rated below investment grade or in default, or unrated securities determined to be of comparable quality) are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Successful investment in lower-medium and lower-rated debt securities involves greater investment risk and is highly dependent on a subadviser’s credit analysis. A real or perceived economic downturn or higher interest rates could cause a decline in high-yield bond prices by lessening the ability of issuers to make principal and interest payments. These bonds are often thinly traded and can be more difficult to sell and value accurately than high-quality bonds. Because objective pricing data may be less available, judgment may play a greater role in the valuation process. In addition, the entire junk bond market can experience sudden and sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large or sustained sales by major investors, a high-profile default, or just a change in the market’s psychology. This type of volatility is usually associated more with stocks than bonds.
Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. Currently, the United States is experiencing a low interest rate environment, which may increase the Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. To the extent that the Portfolio invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values and increase costs. Increased redemptions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential future changes in government policy may affect interest rates.
Investment Model Risk. A subadviser’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.
Leverage Risk. The use of derivatives, repurchase agreements, reverse repurchase agreements, unfunded commitments, tender option bonds and borrowings (typically lines of credit) may create leveraging risk. For example, because of the low margin deposit required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in an underlying reference instrument may result in an immediate and substantial impact on a fund’s NAV. Leveraging may cause the Portfolio’s performance to be more volatile than if it had not been leveraged. To mitigate leveraging risk and otherwise comply with regulatory requirements, the Portfolio must segregate or earmark liquid assets to meet its obligations under, or otherwise cover, the transactions that may give rise to this risk, including, but not limited to, futures, certain options, swaps and reverse repurchase agreements. Applicable law limits a fund from borrowing in an amount greater than 33 ⅓% of its assets.
Prepayment Risk. The issuers of securities held by the Portfolio may be able to prepay principal due on the securities, particularly during periods of declining interest rates. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. In addition, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the market price of the security more sensitive to interest rate changes. Prepayment risk is a major risk of MBS and certain ABS. Most floating rate loans (such as syndicated bank loans) and debt securities allow for prepayment of principal without penalty. Accordingly, the potential for the value of a floating rate loan or security to increase in response to interest rate declines is limited. Corporate loans or securities purchased to replace a prepaid corporate loan or security may have lower yields than the yield on the prepaid corporate loan.
Segregation Risk. Segregation risk is the risk associated with any requirements, which may be imposed on the Portfolio, to segregate assets or enter into offsetting positions in connection with investments in derivatives. Such segregation and offsetting positions will not limit the Portfolio’s exposure to loss, and the Portfolio may incur investment risk with respect to the segregated assets and offsetting positions to the extent that, but for the applicable segregation requirement and/or the need for the offsetting positions, the Portfolio would sell the segregated assets and/or offsetting positions.
Sovereign Debt Risk. The Portfolio may be subject to risks related to the debt securities issued by sovereign entities. The debt securities issued by sovereign entities may decline as a result of default or other adverse credit event resulting from a sovereign debtor’s unwillingness or inability to repay principal and pay interest in a timely manner, which may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. Sovereign debt risk is increased for emerging market issuers.
Swap Agreements Risk. Swap agreements are contracts between the Portfolio and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact that they could be considered illiquid and many trades trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity, segregation and leveraging risks. The use of swap agreements may require asset segregation and thus the Portfolio may also be subject to the risks described under “Segregation Risk” above. Certain standardized swaps are subject to mandatory clearing. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free. In addition, swap agreements that track the Portfolio’s Index may also be subject to the risks described above under “Equity Risk.”
U.S. Government Securities Risk. Different types of U.S. government securities have different relative levels of credit risk depending on the nature of the particular government support for that security. U.S. government securities may be supported by: (1) the full faith and credit of the United States; (2) the ability of the issuer to borrow from the U.S. Treasury; (3) the credit of the issuing agency, instrumentality or government-sponsored entity; (4) pools of assets (e.g., MBS); or (5) the United States in some other way. In some cases, there may even be the risk of default. For certain agency issued securities, there is no guarantee the U.S. government will support the agency if it is unable to meet its obligations. Further, the U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities and, as a result, the value of such securities will fluctuate and are subject to investment risks.
The following supplements the information under the sub-heading “Adviser” under the heading “Management.”
Adviser and Portfolio Managers
Wilshire Associates Incorporated
Nathan Palmer, CFA, Managing Director and Portfolio Manager of Wilshire, serves as a Portfolio Manager for the Portfolio. He has served as a Portfolio Manager since July 2020.
Anthony Wicklund, CFA, CAIA, Managing Director and Portfolio Manager of Wilshire, serves as a portfolio manager for the Portfolio. He has served as a Portfolio Manager since July 2020.
Josh Emanuel, CFA, Managing Director and Chief Investment Officer of Wilshire Funds Management, serves as portfolio manager for the Portfolio. He has served as a Portfolio Manager since July 2020.
Suehyun Kim, Vice President and Portfolio Manager of Wilshire, serves as a portfolio manager for the Portfolio. She has served as a Portfolio Manager since July 2020.
The following supplements the information under the sub-heading “Subadvisers and Portfolio Managers” under the heading “Management.”
Voya
Matthew Toms, CFA, Chief Investment Officer of fixed income of Voya and Portfolio Manager of the Portfolio. Mr. Toms has served as Portfolio Manager since July 2020.
Sean Banai, CFA, Head of portfolio management for the fixed income platform of Voya and Portfolio Manager of the Portfolio. Mr. Banai has served as Portfolio Manager since July 2020.
Brian Timberlake, Ph.D., CFA, Head of Fixed Income Research of Voya and Portfolio Manager of the Portfolio. Mr. Timberlake has served as Portfolio Manager since July 2020.
The following supplements the information in the Summary Prospectus and Prospectus of the International Fund.
The first and second paragraphs under “Principal Investment Strategies” are hereby deleted and replaced with the following:
The International Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The International Fund invests in companies organized outside of the United States. Since the International Fund may invest in companies of any size, it may at times invest in small-cap companies. The International Fund intends to diversify its investments in operating companies among at least three different countries. The International Fund primarily invests in equity securities of established companies that the subadvisers believe have favorable characteristics and that are listed on foreign exchanges. The International Fund also invests in emerging market securities (securities of issuers based in countries with developing economies), including exchange-traded funds (“ETFs”). The International Fund may also invest in securities of companies that are organized in the United States, but primarily operate outside of the United States or derive a significant portion of its revenues outside of the United States. The International Fund may also invest in fixed-income securities of foreign governments and companies and in currency forward agreements and spot transactions to facilitate settlement of multi-currency investments. Under normal circumstances, the remaining portion of the International Fund will be invested in derivatives and fixed income securities. For purposes of the Fund’s 80% test, derivatives will be valued at market value rather than notional value.
The International Fund invests up to 20% of its net assets in MSCI EAFE Index (USD) derivatives or MSI Emerging Market Index (USD) derivatives, backed by a portfolio of fixed income securities. Fixed income securities may include bonds, debt securities, and other similar instruments. The Fund may invest in options, futures, options on futures, and swaps. The portion of the Fund invested in index-based derivatives in addition to or in place of companies within the MSCI All Country World Index ex-US Investable Market Index seeks to equal or exceed the daily performance of the MSCI All Country World Index ex-US Investable Market Index (the “Swaps Strategy”). The value of index-based derivatives should closely track the value of the MSCI All Country World Index ex-US Investable Market Index; however, the index-based derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the Fund’s assets may be invested in fixed income securities. The fixed income securities are typically expected to have a duration that does not exceed one year.
The International Fund uses a multi-manager strategy with subadvisers who may employ different strategies. Each of WCM Investment Management (“WCM”), Los Angeles Capital Management and Equity Research, Inc. (“Los Angeles Capital”), Pzena Investment Management, LLC (“Pzena”), Lazard Asset Management LLC (“Lazard”), and Voya Investment Management Co LLC (“Voya”) manage a portion of the International Fund’s portfolio.
The following supplements the information under the heading “Principal Investment Strategies.”
Voya Investment Management Co LLC (“Voya”). Voya manages the International Fund’s fixed income securities. In managing its portion of the International Fund, Voya focuses on managing a broad array of fixed income investment opportunities, including but not limited to U.S. government securities, securities of foreign governments, and supranational organizations; mortgage-backed, asset-backed debt securities and other structured credit securities, commercial paper and debt securities of foreign issuers, including emerging market countries. In addition, Voya may also invest in its affiliated registered investment companies. Voya may also invest in derivatives, including options, futures, swaps (including interest rate swaps, total return swaps, and credit default swaps), and currency forwards, as a substitute for taking a position in an underlying asset, to make tactical asset allocations, to seek to minimize risk, to enhance returns, and/or assist in managing cash. Voya believes that a disciplined investment process with macro-theme analysis built into every step will capture market changes and guide it to unrecognized value opportunities. The investment process includes a balanced emphasis on quantitative and qualitative inputs that foster strong checks and balances and validation for its investment themes. Top down macro themes shape Voya’s overall strategy and also provide the context for bottom up security selection. Proprietary risk management tools and processes help to monitor portfolio risk exposures. Voya’s management of the Fund’s portfolio relies on sector allocation, security selection, and curve positioning.
Wilshire Associates Incorporated (“Wilshire”). As the International Fund’s investment adviser, Wilshire manages the portion of the Fund invested in the Swaps Strategy.
The following supplements the information under the heading “Principal Risks.”
Asset-Backed and Mortgage Backed Securities Risk. Investors in asset-backed securities (“ABS”), including mortgage-backed securities (“MBS”) and structured finance investments, generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans or other future expected receivables of assets or cash flows. Some ABS, including MBS, may have structures that make their reaction to interest rates and other factors difficult to predict, making them subject to liquidity risk.
Bank Loan Risk. To the extent the Portfolio invests in bank loans, it is exposed to additional risks beyond those normally associated with more traditional debt securities. The Portfolio’s ability to receive payments in connection with the loan depends primarily on the financial condition of the borrower and whether a loan is secured by collateral. Bank loans also often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price. Bank loan investments may not be considered securities and may not have the protections afforded by the federal securities law. In addition, it may take longer than seven days for bank loan transactions to settle. Please see “Liquidity and Valuation Risk” below for a discussion of the liquidity issues that may arise due to such a settlement period.
Counterparty Credit Risk. The International Fund may invest in financial instruments and OTC-traded derivatives involving counterparties for gaining exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge another position in the International Fund. Through these investments, the International

Fund is exposed to credit risks that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the International Fund, the Fund may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Fund will decrease. The International Fund bears the risk that counterparties may be adversely affected by legislative or regulatory changes, adverse market conditions, increased competition, and/or wide scale credit losses resulting from financial difficulties or borrowers affecting counterparties.
Credit Default Swaps Risk. The Portfolio may enter into credit default swaps, either as a buyer or a seller of the swap. A buyer of a swap pays a fee to buy protection against the risk that a security will default. If no default occurs, the Portfolio will have paid the fee, but typically will recover nothing under the swap. A seller of a swap receives payment(s) in return for an obligation to pay the counterparty the full notional value of a security in the event of a default of the security issuer. As a seller of a swap, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the full notional value of the swap. Credit default swaps are particularly subject to counterparty, credit, valuation, liquidity and leveraging risks and the risk that the swap may not correlate with its underlying asset as expected. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity; however, there is no assurance that central clearing will achieve that result, and in the meantime, central clearing and related requirements expose the Fund to new kinds of costs and risks. In addition, credit default swaps expose the Portfolio to the risk of improper valuation.
Credit Risk. The International Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives transaction or other transaction is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. The downgrade of the credit of a security held by the International Fund may decrease the security’s obligations. The downgrade of the credit of a security held by the Fund may decrease the security’s market value. Securities and derivatives contracts are subject to varying degrees of credit risk, which are often, but not always, reflected in credit ratings.
Derivatives Risk. The use of derivatives, including forwards, swaps, futures, options and currency transactions, may expose the International Fund to risks in addition to and greater than those associated with investing directly in the securities underlying those derivatives, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, segregation, valuation and legal restrictions. If the Adviser or a subadvisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Use of derivatives may also cause the International Fund to be subject to additional regulations, which may generate additional the Fund expenses. These practices also entail transactional expenses and may cause the Fund to realize higher amounts of short-term capital gains than if the Fund had not engaged in such transactions.
Extension Risk. Mortgage-related and other ABS are subject to extension risk, which is the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise. This may negatively affect the Portfolio’s returns, as the market value of the security decreases when principal payments are made later than expected. In addition, because principal payments are made later than expected, the Portfolio may be prevented from investing proceeds it would otherwise have received at a given time at the higher prevailing interest rates.
High Yield and Unrated Securities Risk. High yield debt securities in the lower rating (higher risk) categories of the recognized rating services are commonly referred to as “junk bonds.” Generally, high yield debt securities are securities that have been determined by a rating agency to have a lower probability of being paid and have a credit rating of “BB” category or lower by Standard & Poor’s Corporation and Fitch Investors Service, Inc. or “Ba” category or lower by Moody’s Investors Service or have been determined by a subadviser to be of comparable quality. The total return and yield of junk bonds can be expected to fluctuate more than the total return and yield of higher-quality bonds. Junk bonds (those rated below investment grade or in default, or unrated securities determined to be of comparable quality) are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Successful investment in lower-medium and lower-rated debt securities involves greater investment risk and is highly dependent on a subadviser’s credit analysis. A real or perceived economic downturn or higher interest rates could cause a decline in high-yield bond prices by lessening the ability of issuers to make principal and interest payments. These bonds are often thinly traded and can be more difficult to sell and value accurately than high-quality bonds. Because objective pricing data may be less available, judgment may play a greater role in the valuation process. In addition, the entire junk bond market can experience sudden and sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large or sustained sales by major investors, a high-profile default, or just a change in the market’s psychology. This type of volatility is usually associated more with stocks than bonds.
Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. Currently, the United States is experiencing a low interest rate environment, which may increase the International Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. To the extent that the International Fund invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential future changes in government policy may affect interest rates.
Investment Model Risk. A subadviser’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.
Leverage Risk. The use of derivatives, repurchase agreements, reverse repurchase agreements, unfunded commitments, tender option bonds and borrowings (typically lines of credit) may create leveraging risk. For example, because of the low margin deposit required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in an underlying reference instrument may result in an immediate and substantial impact on a fund’s NAV. Leveraging may cause the International Fund’s performance to be more volatile than if it had not been leveraged. To mitigate leveraging risk and otherwise comply with regulatory requirements, the Fund must segregate or earmark liquid assets to meet its obligations under, or otherwise cover, the transactions that may give rise to this risk, including, but not limited to, futures, certain options, swaps and reverse repurchase agreements. Applicable law limits a fund from borrowing in an amount greater than 33 ⅓% of its assets.
Prepayment Risk. The issuers of securities held by the Portfolio may be able to prepay principal due on the securities, particularly during periods of declining interest rates. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. In addition, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the market price of the security more sensitive to interest rate changes. Prepayment risk is a major risk of MBS and certain ABS. Most floating rate loans (such as syndicated bank loans) and debt securities allow for prepayment of principal without penalty. Accordingly, the potential for the value of a floating rate loan or security to increase in response to interest rate declines is limited. Corporate loans or securities purchased to replace a prepaid corporate loan or security may have lower yields than the yield on the prepaid corporate loan.
Segregation Risk. Segregation Risk is the risk associated with any requirements, which may be imposed on the International Fund, to segregate assets or enter into offsetting positions in connection with investments in derivatives. Such segregation and offsetting positions will not limit the Fund’s exposure to loss, and the Fund may incur investment risk with respect to the segregated assets and offsetting positions to the extent that, but for the applicable segregation requirement and/or the need for the offsetting positions, the Fund would sell the segregated assets and/or offsetting positions.
Sovereign Debt Risk. The Portfolio may be subject to risks related to the debt securities issued by sovereign entities. The debt securities issued by sovereign entities may decline as a result of default or other adverse credit event resulting from a sovereign debtor’s unwillingness or inability to repay principal and pay interest in a timely manner, which may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. Sovereign debt risk is increased for emerging market issuers.
Swap Agreements Risk. Swap agreements are contracts between the International Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact that they could be considered illiquid and many trades trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity, segregation and leveraging risks. The use of swap agreements may require asset segregation and thus the Fund may also be subject to the risks described under “Segregation Risk” above. Certain standardized swaps are subject to mandatory clearing. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free. In addition, swap agreements that track an index may also be subject to the risks described above under “Equity Risk.”
U.S. Government Securities Risk. Different types of U.S. government securities have different relative levels of credit risk depending on the nature of the particular government support for that security. U.S. government securities may be supported by: (1) the full faith and credit of the United States; (2) the ability of the issuer to borrow from the U.S. Treasury; (3) the credit of the issuing agency, instrumentality or government-sponsored entity; (4) pools of assets (e.g., MBS); or (5) the United States in some other way. In some cases, there may even be the risk of default. For certain agency issued securities, there is no guarantee the U.S. government will support the agency if it is unable to meet its obligations. Further, the U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities and, as a result, the value of such securities will fluctuate and are subject to investment risks.
The following supplements the information under the sub-heading “Adviser” under the heading “Management.”
Adviser and Portfolio Managers
Wilshire Associates Incorporated
Nathan Palmer, CFA, Managing Director and Portfolio Manager of Wilshire, serves as a Portfolio Manager for the International Fund. He has served as a Portfolio Manager since July 2020.
Anthony Wicklund, CFA, CAIA, Managing Director and Portfolio Manager of Wilshire, serves as a portfolio manager for the International Fund. He has served as a Portfolio Manager since July 2020.
Josh Emanuel, CFA, Managing Director and Chief Investment Officer of Wilshire Funds Management, serves as portfolio manager for the International Fund. He has served as a Portfolio Manager since July 2020.
Suehyun Kim, Vice President and Portfolio Manager of Wilshire, serves as a portfolio manager for the International Fund. She has served as a Portfolio Manager since July 2020.
The following supplements the information under the sub-heading “Subadvisers and Portfolio Managers” under the heading “Management.”
Voya
Matthew Toms, CFA, Chief Investment Officer of fixed income of Voya and Portfolio Manager of the International Fund. Mr. Toms has served as Portfolio Manager since July 2020.
Sean Banai, CFA, Head of portfolio management for the fixed income platform of Voya and Portfolio Manager of the International Fund. Mr. Banai has served as Portfolio Manager since July 2020.
Brian Timberlake, Ph.D., CFA, Head of Fixed Income Research of Voya and Portfolio Manager of the International Fund. Mr. Timberlake has served as Portfolio Manager since July 2020.
The following supplements the information in the Company’s Prospectus.
The second paragraph under “More Information About Investments and Risks” is hereby deleted and replaced with the following:
Wilshire Associates Incorporated (“Wilshire” or the “Adviser”) serves as the investment adviser to the Portfolios. As part of its management and oversight of the Portfolios, Wilshire selects investment advisers to serve as subadvisers, and determines the allocation of each Portfolio’s assets among the selected subadvisers using sophisticated models. In its discretion, Wilshire may allocate no assets to a given subadviser. In addition, with respect to the Large Company Growth Portfolio, Large Company Value Portfolio and the International Fund, Wilshire manages the portion each Portfolio invested in the Swaps Strategy. Each subadviser manages a portion of one or more of the Portfolios. Wilshire selects subadvisers to manage the assets of the Portfolios, subject to approval of the Board of Directors (the “Board”) of Wilshire Mutual Funds, Inc. (the “Company”), based upon a due diligence process that focuses on, but is not limited to, each subadviser’s philosophy and process, people and organization, resources, and performance.
The following supplements the information under the sub-heading “Style Portfolios” under the heading “More Information About Investments and Risks.”
With respect to the Large Company Growth Portfolio and the Large Company Value Portfolio, a portion of each Portfolio will be invested in derivatives and fixed income securities. Each of the Portfolios invests up to 20% of its net assets in index-based derivatives, including swap agreements, backed by a portfolio of fixed income securities. Wilshire will manage the portion of the each of the Large Company Growth Portfolio and the Large Company Value Portfolio that is invested in swap agreements.
The investment philosophies of the subadvisers managing each Style Portfolio are described in more detail below. No assurance exists that a Style Portfolio will achieve its investment objectives.
Voya serves as a subadviser to the Large Company Growth Portfolio and the Large Company Value Portfolio. In managing its portion of each of these Portfolios, Voya believes that a disciplined investment process with macro-theme analysis built into every step will capture market changes and guide it to unrecognized value opportunities. The investment process includes a balanced emphasis on quantitative and qualitative inputs that foster strong checks and balances and validation for its investment themes. Top down macro themes shape Voya’s overall strategy and also provide the context for bottom up security selection. Proprietary risk management tools and processes help to monitor portfolio risk exposures. Voya’s management of each Portfolio relies on sector allocation, security selection, and curve positioning.

Voya may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into opportunities believed to be more promising, among others.
The “Derivatives Risk” under the sub-heading “Additional Investment Strategies and Risks of the Style Portfolios—Large Company Growth Portfolio” under the heading “More Information About Investments and Risks” is deleted and replaced with the following:
Large Company Growth Portfolio
Derivatives Risk. Derivative instruments (such as those in which the Large Company Growth Portfolio may invest, including foreign currency transactions, options, and swaps) are subject to changes in the value of the underlying assets or indices on which such instruments are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Large Company Growth Portfolio’s exposure to securities markets values, interest rates or currency exchange rates. It is possible that the Large Company Growth Portfolio’s liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The use of derivatives may cause the Large Company Growth Portfolio to incur losses greater than those that would have occurred had derivatives not been used. The Large Company Growth Portfolio’s use of derivatives, such as forward currency contracts and options transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for forward currency contracts and other OTC-traded derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate as expected with changes in the value of relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Large Company Growth Portfolio may be unable to terminate or sell a derivatives position at an advantageous time or price. The Large Company Growth Portfolio’s derivative counterparties may experience financial difficulties or otherwise be unwilling or unable to honor their obligations, possibly resulting in losses to the Large Company Growth Portfolio.
The following supplements the information under the sub-heading “Additional Investment Strategies and Risks of the Style Portfolios—Large Company Growth Portfolio” under the heading “More Information About Investments and Risks.”
Interest Rate Risk. Investments in fixed income securities are subject to the possibility that interest rates (both in U.S. and foreign) could rise sharply, causing the market value of the Portfolio’s securities and NAV to decline. Market prices of longer-term bonds and zero coupon bonds are generally more sensitive to interest rate changes than shorter-term bonds. Generally, the longer the average maturity of the bonds in the Portfolio, the more the Portfolio’s NAV will fluctuate in response to interest rate changes. If an issuer calls or redeems an investment during a time of declining interest rates, the Portfolio might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. Investors should note that interest rates currently are at, or near, historic lows, but will ultimately increase, with unpredictable effects on the markets and the Portfolio’s investments. Securities with floating interest rates, such as syndicated bank loans, generally are less sensitive to interest rate changes, but may decline in market value if their interest rates do not rise as much or as fast as interest rates in general.
Segregation Risk. Segregation risk is the risk associated with any requirements, which may be imposed on the Portfolio, to segregate assets or enter into offsetting positions in connection with investments in derivatives. Such segregation and offsetting positions will not limit the Portfolio’s exposure to loss, and the Portfolio may incur investment risk with respect to the segregated assets and offsetting positions to the extent that, but for the applicable segregation requirement and/or the need for the offsetting positions, the Portfolio would sell the segregated assets and/or offsetting positions.
Swap Agreements Risk. Swap agreements are contracts entered into primarily by institutional investors for periods ranging from one day to more than one year and may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a swap execution facility and with a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The Portfolio may enter into swap agreements, including, but not limited to total return swaps, index swaps, interest rate swaps, municipal market data rate locks, and credit default swaps. The Portfolio may utilize swap agreements to gain exposure to certain securities without purchasing those securities, or to hedge a position. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due to the fact they could be considered illiquid and many swaps currently trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks.

Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) and related regulatory developments will ultimately require the clearing and exchange-trading of many OTC derivative instruments that the CFTC and SEC recently defined as “swaps.” Mandatory exchange-trading and clearing will occur on a phased-in basis based on the type of market participant and CFTC approval of contracts for central clearing. The subadvisers will continue to monitor developments in this area, particularly to the extent regulatory changes affect the Portfolio’s ability to enter into swap agreements.
The following subsection is added under the sub-heading “Additional Investment Strategies and Risks of the Style Portfolios” under the heading “More Information About Investments and Risks.”
Large Company Value Portfolio
Additional principal risks relating to the Large Company Value Portfolio are set forth below:
Counterparty Credit Risk. The Large Company Value Portfolio may invest in financial instruments and OTC traded derivatives (including equity index swap agreements) involving counterparties to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments may include, among others, total return, index, interest rate, and credit default swap agreements. The Large Company Value Portfolio may use short-term counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. Through these investments, the Large Company Value Portfolio is exposed to credit risks that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Large Company Value Portfolio, the Portfolio may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Large Company Value Portfolio will decrease. The Large Company Value Portfolio bears the risk that counterparties may be adversely affected by legislative or regulatory changes, adverse market conditions, increased competition, and/or wide scale credit losses resulting from financial difficulties or borrowers affecting counterparties.
Credit Risk. It is possible that some issuers of fixed income securities will not make payments on debt securities held by the Large Company Value Portfolio, or there could be defaults on repurchase agreements held by the Portfolio. This risk may be especially acute with respect to high yield securities (also known as “junk bonds”). Also, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the market price of the security and the Large Company Value Portfolio’s NAV. A change in the credit quality rating of a security can affect its liquidity and make it more difficult for the Large Company Value Portfolio to sell. Any applicable limitation on the credit quality of a security in which the Large Company Value Portfolio may invest is applied at the time the Portfolio purchases the security. Credit quality is a measure of the issuer’s expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong capacity with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less. An issuer with the lowest credit quality rating may be in default or have extremely poor prospects of making timely payment of interest and principal.
Investment grade securities are fixed income securities that have been determined by a nationally or internationally recognized statistical rating organization to have a medium to high probability of being paid (although there is always a risk of default), or which, if unrated, have been determined to be of comparable quality. Investment grade securities are designated “BBB”, “A”, “AA” or “AAA” category by Standard & Poor’s Ratings Group, Fitch Investors Service, Inc., Dominion Bond Rating Service Ltd., Morningstar Credit Ratings, LLC and Kroll Bond Rating Agency, Inc., and “Baa”, “A”, “Aa” or “Aaa” category by Moody’s Investors Service, or an equivalent rating by any other nationally or internationally recognized statistical rating organization, or have been determined to be of comparable quality. If nationally or internationally recognized statistical rating organizations assign different ratings to the same security, the Funds will use the higher rating for purposes of determining the security’s credit quality.
Currency Risk. Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Large Company Value Portfolio may be subject to currency risk because it may invest in currency-related instruments and may invest in securities or other instruments denominated in, or receive revenues in, foreign currencies. The Large Company Value Portfolio may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Large Company Value Portfolio to incur losses that would not have been incurred had the risk been hedged.
Derivatives Risk. Derivative instruments (such as those in which the Large Value Portfolio may invest, including foreign currency transactions, options, and swaps) are subject to changes in the value of the underlying assets or indices on which such instruments are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Large Company Value Portfolio’s exposure to securities markets values, interest rates or currency exchange rates. It is possible that the Large Company Value Portfolio’s liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The use of derivatives may cause the Large Company Value Portfolio to incur losses greater than those that would have occurred had derivatives not been used. The Large Company Value Portfolio’s use of derivatives, such as forward currency contracts and options transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for forward currency contracts and other OTC-traded derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate as expected with changes in the value of relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Large Company Value Portfolio may be unable to terminate or sell a derivatives position at an advantageous time or price. The Large Company Value Portfolio’s derivative counterparties may experience financial difficulties or otherwise be unwilling or unable to honor their obligations, possibly resulting in losses to the Large Company Value Portfolio.
Interest Rate Risk. Investments in fixed income securities are subject to the possibility that interest rates (both in U.S. and foreign) could rise sharply, causing the market value of the Portfolio’s securities and NAV to decline. Market prices of longer-term bonds and zero coupon bonds are generally more sensitive to interest rate changes than shorter-term bonds. Generally, the longer the average maturity of the bonds in the Portfolio, the more the Portfolio’s NAV will fluctuate in response to interest rate changes. If an issuer calls or redeems an investment during a time of declining interest rates, the Portfolio might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. Investors should note that interest rates currently are at, or near, historic lows, but will ultimately increase, with unpredictable effects on the markets and the Portfolio’s investments. Securities with floating interest rates, such as syndicated bank loans, generally are less sensitive to interest rate changes, but may decline in market value if their interest rates do not rise as much or as fast as interest rates in general.
Leverage Risk. The use of derivatives, repurchase agreements, reverse repurchase agreements, unfunded commitments, tender option bonds and borrowings (typically lines of credit) may create leveraging risk. For example, because of the low margin deposit required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in an immediate and substantial impact on the Large Company Value Portfolio’s NAV. Leveraging may cause the Large Company Value Portfolio’s performance to be more volatile than if it had not been leveraged. To mitigate leveraging risk and otherwise comply with regulatory requirements, the Large Company Value Portfolio must segregate or earmark liquid assets to meet its obligations under, or otherwise cover, the transactions that may give rise to this risk, including, but not limited to, futures, certain options, swaps and reverse repurchase agreements. Applicable law limits the Large Company Value Portfolio from borrowing in an amount greater than 33 ⅓% of its assets.
Segregation Risk. Segregation risk is the risk associated with any requirements, which may be imposed on the Portfolio, to segregate assets or enter into offsetting positions in connection with investments in derivatives. Such segregation and offsetting positions will not limit the Portfolio’s exposure to loss, and the Portfolio may incur investment risk with respect to the segregated assets and offsetting positions to the extent that, but for the applicable segregation requirement and/or the need for the offsetting positions, the Portfolio would sell the segregated assets and/or offsetting positions.
Swap Agreements Risk. Swap agreements are contracts entered into primarily by institutional investors for periods ranging from one day to more than one year and may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a swap execution facility and with a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The Portfolio may enter into swap agreements, including, but not limited to total return swaps, index swaps, interest rate swaps, municipal market data rate locks, and credit default swaps. The Portfolio may utilize swap agreements to gain exposure to certain securities without purchasing those securities, or to hedge a position. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due to the fact they could be considered illiquid and many swaps currently trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks.
Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) and related regulatory developments will ultimately require the clearing and exchange-trading of many OTC derivative instruments that the CFTC and SEC recently defined as “swaps.” Mandatory exchange-trading and clearing will occur on a phased-in basis based on the type of market participant and CFTC approval of contracts for central clearing. The subadvisers will continue to monitor developments in this area, particularly to the extent regulatory changes affect the Portfolio’s ability to enter into swap agreements.
The second paragraph under the sub-heading “The International Fund” under the heading “More Information About Investments and Risks” is hereby deleted and replaced with the following:
A portion of the International Fund will be invested in derivatives and fixed income securities. The Fund may invest up to 20% of its total assets in derivatives, including swap agreements, backed by a portfolio of fixed income securities.

Currently, Wilshire has retained WCM, Los Angeles Capital, Pzena, Lazard, and Voya to manage the International Fund. Wilshire will manage the portion of the International Fund that is invested in swap agreements. The basic philosophy of each subadviser is described below.
The following supplements the information under the sub-heading “The International Fund” under the heading “More Information About Investments and Risks.”
Voya
Voya serves as a subadviser to the International Fund. In managing its portion of the Fund, Voya believes that a disciplined investment process with macro-theme analysis built into every step will capture market changes and guide it to unrecognized value opportunities. The investment process includes a balanced emphasis on quantitative and qualitative inputs that foster strong checks and balances and validation for its investment themes. Top down macro themes shape Voya’s overall strategy and also provide the context for bottom up security selection. Proprietary risk management tools and processes help to monitor portfolio risk exposures. Voya’s management of the Fund’s portfolio relies on sector allocation, security selection, and curve positioning. Voya may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.
The following supplements the information under the sub-heading “Additional Investment Strategies and Risks of the International Fund and Income Fund—International Fund” under the heading “More Information About Investments and Risks.”
International Fund
Counterparty Credit Risk. The Fund may invest in financial instruments and OTC traded derivatives (including equity index swap agreements) involving counterparties to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments may include, among others, total return, index, interest rate, and credit default swap agreements. The Fund may use short-term counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. Through these investments, the Fund is exposed to credit risks that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Fund will decrease. The Fund bears the risk that counterparties may be adversely affected by legislative or regulatory changes, adverse market conditions, increased competition, and/or wide scale credit losses resulting from financial difficulties or borrowers affecting counterparties.
Credit Risk. It is possible that some issuers of fixed income securities will not make payments on debt securities held by the Fund, or there could be defaults on repurchase agreements held by the Fund. This risk may be especially acute with respect to high yield securities (also known as “junk bonds”). Also, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the market price of the security and the Fund’s NAV. A change in the credit quality rating of a security can affect its liquidity and make it more difficult for the Fund to sell. Any applicable limitation on the credit quality of a security in which the Fund may invest is applied at the time the Fund purchases the security. Credit quality is a measure of the issuer’s expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong capacity with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less. An issuer with the lowest credit quality rating may be in default or have extremely poor prospects of making timely payment of interest and principal.
Investment grade securities are fixed income securities that have been determined by a nationally or internationally recognized statistical rating organization to have a medium to high probability of being paid (although there is always a risk of default), or which, if unrated, have been determined to be of comparable quality. Investment grade securities are designated “BBB”, “A”, “AA” or “AAA” category by Standard & Poor’s Ratings Group, Fitch Investors Service, Inc., Dominion Bond Rating Service Ltd., Morningstar Credit Ratings, LLC and Kroll Bond Rating Agency, Inc., and “Baa”, “A”, “Aa” or “Aaa” category by Moody’s Investors Service, or an equivalent rating by any other nationally or internationally recognized statistical rating organization, or have been determined to be of comparable quality. If nationally or internationally recognized statistical rating organizations assign different ratings to the same security, the Funds will use the higher rating for purposes of determining the security’s credit quality.
Derivatives Risk. Derivative instruments (such as those in which the Fund may invest, including foreign currency transactions, options, and swaps) are subject to changes in the value of the underlying assets or indices on which such instruments are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund’s exposure to securities markets values, interest rates or currency exchange rates. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The use of derivatives may cause the Fund to incur losses greater than those that would have occurred had derivatives not been used. The Fund’s use of derivatives, such as forward currency contracts and options transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for forward currency contracts and other OTC-traded derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate as expected with changes in the value of relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. The Fund’s derivative counterparties may experience financial difficulties or otherwise be unwilling or unable to honor their obligations, possibly resulting in losses to the Fund.
Interest Rate Risk. Investments in fixed income securities are subject to the possibility that interest rates (both in U.S. and foreign) could rise sharply, causing the market value of the International Fund’s securities and NAV to decline. Market prices of longer-term bonds and zero coupon bonds are generally more sensitive to interest rate changes than shorter-term bonds. Generally, the longer the average maturity of the bonds in the International Fund, the more the Fund’s NAV will fluctuate in response to interest rate changes. If an issuer calls or redeems an investment during a time of declining interest rates, the Fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. Investors should note that interest rates currently are at, or near, historic lows, but will ultimately increase, with unpredictable effects on the markets and the Fund’s investments. Securities with floating interest rates, such as syndicated bank loans, generally are less sensitive to interest rate changes, but may decline in market value if their interest rates do not rise as much or as fast as interest rates in general.
Leverage Risk. The use of derivatives, repurchase agreements, reverse repurchase agreements, unfunded commitments, tender option bonds and borrowings (typically lines of credit) may create leveraging risk. For example, because of the low margin deposit required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in an immediate and substantial impact on the Fund’s NAV. Leveraging may cause the Fund’s performance to be more volatile than if it had not been leveraged. To mitigate leveraging risk and otherwise comply with regulatory requirements, the Fund must segregate or earmark liquid assets to meet its obligations under, or otherwise cover, the transactions that may give rise to this risk, including, but not limited to, futures, certain options, swaps and reverse repurchase agreements. Applicable law limits the Fund from borrowing in an amount greater than 33 ⅓% of its assets.
Swap Agreements Risk. Swap agreements are contracts entered into primarily by institutional investors for periods ranging from one day to more than one year and may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a swap execution facility and with a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The Portfolio may enter into swap agreements, including, but not limited to total return swaps, index swaps, interest rate swaps, municipal market data rate locks, and credit default swaps. The Portfolio may utilize swap agreements to gain exposure to certain securities without purchasing those securities, or to hedge a position. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due to the fact they could be considered illiquid and many swaps currently trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks.
Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) and related regulatory developments will ultimately require the clearing and exchange-trading of many OTC derivative instruments that the CFTC and SEC recently defined as “swaps.” Mandatory exchange-trading and clearing will occur on a phased-in basis based on the type of market participant and CFTC approval of contracts for central clearing. The subadvisers will continue to monitor developments in this area, particularly to the extent regulatory changes affect the Portfolio’s ability to enter into swap agreements.
The first paragraph under the sub-heading “Investment Subadvisers—Voya” under the heading “Management of the Portfolios” is hereby deleted and replaced with the following:
Wilshire entered into a subadvisory agreement with Voya, effective June 4, 2018, to manage a portion of the Wilshire Income Opportunities Fund, subject to the supervision of Wilshire and the Board. Wilshire entered into an amendment to the subadvisory agreement with Voya, dated June 19, 2020, to manage a portion of the Large Company Growth Portfolio, the Large Company Value Portfolio and the International Fund. Voya is located at 230 Park Avenue, New York, NY 10169. Voya, a Delaware limited liability company, is a wholly-owned subsidiary of Voya Investment Management LLC (“Voya IM LLC”), a registered investment adviser, which, in turn, is a wholly-owned subsidiary of Voya Holdings Inc. (“Voya Holdings”). Voya Holdings is a wholly-owned subsidiary of Voya Financial, Inc., a publicly traded company. Voya Financial, Inc. is a U.S.-based financial institution whose subsidiaries operate in the retirement, investment, and insurance industries. As of March 31, 2020, Voya IM LLC managed approximately $214 billion in assets. Voya’s investment team consists of Matthew Toms, CFA, Sean Banai, CFA, and Brian Timberlake, Ph.D., CFA, PhD.
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If you have any questions regarding the Large Company Growth Portfolio, the Large Company Value Portfolio or the International Fund, or any series of the Company, please call (866) 591-1568.
Investors Should Retain this Supplement for Future Reference.

July 21, 2020

IMPORTANT NOTICE TO SHAREHOLDERS

WILSHIRE MUTUAL FUNDS, INC.
(the “Company”)

Large Company Growth Portfolio
Investment Class Shares (DTLGX)
Institutional Class Shares (WLCGX)

Large Company Value Portfolio
Investment Class Shares (DTLVX)
Institutional Class Shares (WLCVX)

Wilshire International Equity Fund
Investment Class Shares (WLCTX)
Institutional Class Shares (WLTTX)

Supplement to the Statement of Additional Information (“SAI”), as supplemented, dated April 30, 2020

THIS SUPPLEMENT REPLACES AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE SAI OF THE COMPANY.
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (“SEC”), Wilshire Associates Incorporated (“Wilshire” or the “Adviser”) may enter into new subadvisory agreements without shareholder approval, upon the approval of the Board of Directors (the “Board”).
On June 12, 2020, the Board approved an amendment to the subadvisory agreement between Wilshire and Voya Investment Management Co LLC (“Voya”), dated June 19, 2020, with respect to the Large Company Growth Portfolio, the Large Company Value Portfolio, and the Wilshire International Equity Fund pursuant to which Voya will manage a portion of each such Portfolio.
In addition, effective July 31, 2020, the SAI is supplemented as detailed below.
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The first paragraph under the heading “Investment Policies and Risks” is supplemented with the following sentence:
References to the Income Fund in this section may also apply to the investment by the Large Company Growth Portfolio, the Large Company Value Portfolio and the Wilshire International Equity Fund in fixed income securities.
The first, second, third, and seventh paragraphs under the sub-heading “Investment Adviser and Subadvisers” under the heading “Investment Advisory and Other Services” in the SAI is replaced with the following:
Wilshire is the investment adviser to the Portfolios pursuant to an Investment Advisory Agreement dated April 1, 2002 as amended February 23, 2016 (the “Advisory Agreement”). Wilshire is controlled by Dennis A. Tito. Mr. Tito’s control is based on his beneficial ownership of a majority of the outstanding shares of Wilshire. Wilshire manages the portion of each of the Large Company Growth Portfolio, Large Company Value Portfolio and the Wilshire International Equity Fund (the “International Fund”) that is invested in the Swaps Strategy (as defined in each Portfolio’s prospectus).
Pursuant to subadvisory agreements with Wilshire dated September 1, 2015, April 1, 2002, as amended, and March 20, 2020 and June 13, 2018 (as amended June 19, 2020), respectively, Loomis Sayles, Los Angeles Capital, Alger Management and Voya each manage a portion of the Large Company Growth Portfolio.
Pursuant to subadvisory agreements with Wilshire dated April 1, 2002, (as amended April 1, 2013), December 23, 2004 (as amended on June 4, 2018), June 14, 2016 and June 13, 2018 (as amended June 19, 2020), respectively, Los Angeles Capital, Pzena, BHMS and Voya each manage a portion of the Large Company Value Portfolio.
Pursuant to subadvisory agreements with Wilshire dated December 23, 2004 (as amended June 4, 2018), November 1, 2013, April 1, 2002 (as amended May 16, 2014), June 28, 2019 and June 13, 2018 (as amended June 19, 2020), respectively, Pzena, WCM, Los Angeles Capital, Lazard and Voya each manage a portion of the International Fund.
The third paragraph under the sub-heading “Investment Subadvisory Agreements and Fees” under the heading “Investment Advisory and Other Services” in the SAI is supplemented with the following sentence:

1

The amendment to the subadvisory agreement with Voya was approved for the period ending August 31, 2021.
The following supplements the information under the sub-heading “Portfolio Managers” under the heading “Investment Advisory and Other Services” in the SAI:
Voya
Matthew Toms, Sean Banai and Brian Timberlake manage Voya’s portion of the Large Company Growth Portfolio, Large Company Value Portfolio, International Fund and Income Fund. The table below includes details regarding the number of registered investment companies, other pooled investment vehicles and other accounts managed by each of the portfolio managers, as well as total assets under management for each type of account, and total assets in each type of account with performance-based advisory fees, as of March 31, 2020.

Type of Account	Total # of Accounts Managed	Total Assets (billions)	# of Accounts Managed with Performance-Based Advisory Fee	Total Assets with Performance-Based Advisory Fee (millions)
Matthew Toms
Registered Investment Companies(1)	9	$18.0	0	$0
Other Pooled Investment Vehicles(2)	14	$38.0	1	$164
Other Accounts(3)	115	$26.0	0	$0
Sean Banai		$3.0
Registered Investment Companies(1)	3	$36.0	0	$0
Other Pooled Investment Vehicles(2)	11	$21.0	0	$0
Other Accounts(3)	91		0	$0
Brian Timberlake
Registered Investment Companies(1)	6	$3.0	0	$0
Other Pooled Investment Vehicles(2)	1	$0.2	1	$164
Other Accounts(3)	8	$1.3	0	$0

(1)	Registered Investment Companies include Mutual Funds and Variable Portfolios.

(2)	Other Pooled Investment Vehicles include Collective Trusts and Voya’s General Account.

(3)	Other accounts include separate accounts.
As of March 31, 2020, Matthew Toms, Sean Banai, and Brian Timberlake did not own any shares of the Large Company Growth Portfolio, Large Company Value Portfolio or the International Fund.

2

Wilshire
Nathan R. Palmer, Anthony Wicklund, Josh Emanuel and Suehyun Kim manage Wilshire’s portion of the Large Company Growth Portfolio, Large Company Value Portfolio and International Fund. The table below includes details regarding the number of registered investment companies, other pooled investment vehicles and other accounts managed by each of the portfolio managers, as well as total assets under management for each type of account, and total assets in each type of account with performance-based advisory fees, as of March 31, 2020.

Type of Account	Total # of Accounts Managed	Total Assets (billions)	# of Accounts Managed with Performance-Based Advisory Fee	Total Assets with Performance-Based Advisory Fee (millions)
Nathan R. Palmer
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	26	$3.0	0	$0
Anthony Wicklund
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	19	$1.9	0	$0
Josh Emanuel
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	9	$1.7	0	$0
Suehyun Kim
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	8	$1.5	0	$0
Potential Conflicts of Interest. Wilshire has extensive business relationships with, and may provide services to, investment managers and other financial services providers that may be evaluated or recommended by us. Wilshire, for example, engages sub-advisors to manage portions of its discretionary funds. It may also be engaged as a sub-advisor by third-party funds. As well, Wilshire’s manager research team, which produces manager evaluations may participate in providing certain services to financial services providers, including investment managers and financial services providers that Wilshire may recommend to advisory clients. In addition, Wilshire provides products and services that compete with those that we evaluate or recommend. Wilshire recognizes that there are potential conflicts of interest between Wilshire’s obligation to provide objective advice to clients and our relationships with the investment managers and financial services providers we recommend to those clients.
Wilshire also receives differentiated fees or other compensation (including performance-based fees) from clients and may have incentives to favor some clients or accounts over others. For example, certain investors that are invested in pooled investment vehicles may pay higher or lower fees and expenses or may be subject to higher or lower incentive allocations than similarly situated investors that are invested in the same pooled investment vehicle. Amounts may vary as a result of differentiated factors that may include the particular circumstances of the investor or the size and scope of the overall relationship. Fee and expense allocations to investors may differ depending on the class of shares.
It is Wilshire’s policy to make evaluations, recommendations and decisions based solely upon the best interests of the client and without regard to any benefit (economic or otherwise) that Wilshire receives or might receive. Wilshire is committed to ensuring that it does not consider an investment manager’s or financial service provider’s business relationship with Wilshire, or lack thereof, in performing evaluations for or making recommendations to its advisory clients. Wilshire has implemented policies and procedures that seek to mitigate conflicts of interest through appropriate oversight, transparency and controls.

3

Oversight
Wilshire has charged the Wilshire Management Committee (WMC), made up of the President, Chief Operating Officer, Chief Financial Officer, General Counsel, Chief Compliance Officer and other members of senior management, to identify and evaluate potential conflicts of interest, develop and execute appropriate policies, and oversee conflicts of interest.
Where Wilshire proposes to provide information (i) to a current advisory client about an investment in a fund or other investment vehicle for which Wilshire or one of its affiliates is the investment manager, (ii) to a current advisory client about additional discretionary services of another Wilshire business unit or (iii) to a new client that may retain Wilshire to provide both investment advisory and discretionary investment services (either through a separate account or a Wilshire vehicle), the WMC will review such transaction and determine whether to disallow the additional services or what additional actions if any may be prudent to mitigate the conflict.
Transparency
Wilshire has an obligation to make full and fair disclosure of material facts to its clients. A fact is considered to be material when there is a substantial likelihood that a reasonable individual would consider it important or where knowledge of the information would be necessary for the client to make an informed decision.
Wilshire’s policy is to disclose material conflicts of interest to its clients and prospective clients. Wilshire will provide existing and prospective investment advisory clients with a Conflicts Disclosure Report (“Disclosure Report”), listing all relationships that Wilshire has with investment managers and other relevant financial services providers along with a summary of the types of services that Wilshire may provide to those entities. Wilshire also provides certain advisory clients with a Disclosure Report when making a manager recommendation or when otherwise deemed appropriate. Clients receiving a Disclosure Report may request more detailed information about managers or service providers with which the client has or is considering a relationship by contacting Compliance. For each manager or financial services provider for which a client has requested additional information, Wilshire will, where appropriate, provide a more detailed report.
When Wilshire recommends a Wilshire fund or other product to a client, Wilshire will provide the client with relevant disclosures including identification of the potential conflict of interest and the benefits (economic and otherwise) that Wilshire may obtain from a client’s investment; and, when deemed necessary, the client will be required to acknowledge and accept such conflict.
Controls
Wilshire will seek to implement relevant controls to mitigate conflicts. Controls include managing processes by which we deliver services to clients, assuring relevant and necessary personnel are engaged in appropriate activities at Wilshire and managing the exposure relevant parties within Wilshire may have to sensitive information. An ethical wall is a process for mitigating conflicts of interest by limiting the communication of information between individuals or groups, whether written or oral, which may give rise to a conflict of interest. Where reasonable and appropriate, Wilshire has established ethical walls around business activities where sharing information may create a conflict of interest. The ethical walls seek to prevent members of one group from accessing information that may influence the service they provide to a client. Wilshire recognizes, however, that it may not always be possible to erect ethical walls where it is deemed necessary (e.g., where the personnel necessary for the assignment are limited in number and cannot be divided into select groups around which to erect an ethical wall) and will in such instances seek other means to mitigate the conflict.
As of March 31, 2020, Messrs. Palmer, Wicklund and Emanuel and Ms. Kim did not own any shares of the Large Company Growth Portfolio, Large Company Value Portfolio or the International Fund.
Compensation. Portfolio managers receive a base salary and a performance-based bonus. Base salary is fixed and is typically determined based on market factors and the skill and experience of the portfolio manager. For the performance-based bonus, portfolio managers are evaluated by comparing their performance against specific objectives, such as target benchmarks.
The following supplements the information under the heading “Proxy Voting” in the SAI:
Wilshire votes proxies according to its proxy voting policy which is included in Appendix A of this SAI.

4

The following supplements the information under “Appendix A – Proxy Voting Policies” to the SAI:
APPENDIX A – PROXY VOTING POLICIES
Wilshire
Wilshire Funds Management (“WFM”), a division of Wilshire Associates Incorporated, may have responsibility for voting proxies for certain clients. This policy is intended to fulfill applicable requirements imposed on WFM under Rule 206(4)-6 of the Investment Advisers Act of 1940, as amended (“Act”), where it has been delegated to do so.
I. POLICY
WFM owes each client duties of care and loyalty with respect to the services undertaken for them, including the voting of proxies. In those circumstances where WFM will be voting proxies of portfolio securities held directly by a client, WFM, guided by general fiduciary principles, will act prudently and solely in the best interest of its clients. WFM will attempt to consider relevant factors of its vote that could affect the value of its investments and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder value.
Attached to this policy are Proxy Voting Guidelines (“Guidelines”) that WFM will use when voting proxies. The Guidelines help to ensure WFM’s duty of care and loyalty to clients when voting proxies.

1.	Duty of Care
WFM’s proxy policy mandates the monitoring of corporate events and the voting of client proxies. However, there may be occasions when WFM determines that not voting a proxy may be in the best interests of its clients; for example, when the cost of voting the proxy exceeds the expected benefit to the client. There may also be times when clients have instructed WFM not to vote proxies or direct WFM to vote proxies in a certain manner. WFM will maintain written instructions from clients with respect to directing proxy votes.

2.	Duty of Loyalty
WFM will ensure proxy votes are cast in a manner consistent with the best interests of the client. WFM will use the following process to address conflicts of interest: a) identify potential conflicts of interest; b) determine which conflicts, if any, are material; and c) establish procedures to ensure that WFM’s voting decisions are based on the best interests of clients and are not a product of the conflict.

a.	Identify Potential Conflicts of Interest
Conflicts of interest may occur due to business, personal or family relationships. Potential conflicts may include votes affecting WFM or Wilshire Associates.

b.	Determine which Conflicts are Material
A “material” conflict should generally be viewed as one that is reasonably likely to be viewed as important by the average shareholder. For example, an issue may not be viewed as material unless it has the potential to affect at least 1% of an adviser’s annual revenue.

c.	Establish Procedures to Address Material Conflicts.
WFM has established multiple methods to address voting items it has identified as those in which it has a material conflict of interest.

i.	Use an independent third party to recommend how a proxy presenting a conflict should be voted or authorize the third party to vote the proxy.

ii.	Refer the proposal to the client and obtain the client’s instruction on how to vote.

iii.	Disclose the conflict to the client and obtain the client’s consent to WFM’s vote.

3.	Proxy Referrals.
For securities held within an account whose strategy either involves passive management or whose stock selection is based solely upon quantitative analysis and/or does not involve fundamental analysis of the issuer, proxies will be referred to a third party proxy service for voting in accordance with their policies and guidelines.

4.	WFM may have different voting policies and procedures for different clients and may vote proxies of different clients differently, if appropriate in the fulfillment of its duties.

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II. DOCUMENTATION
WFM shall maintain the following types of records relating to proxy voting:

1.	Wilshire Funds Management Proxy Voting Policy and all amendments thereto

2.
Proxy statements received for client securities. WFM may rely on proxy statements filed on EDGAR instead of keeping copies or, if applicable, rely on statements maintained by a proxy voting service provided that WFM has obtained an undertaking from the service that it will provide a copy of the statements promptly upon request.

3.	Records of votes cast on behalf of clients.

4.	Any document prepared by WFM that is material to making a proxy voting decision or that memorialized the basis for that decision.
Such records shall be maintained for the period of time specified in Rule 204-2(c)(2) of the Act. To the extent that WFM is authorized to vote proxies for a United States Registered Investment Company, WFM shall maintain such records as are necessary to allow such fund to comply with its recordkeeping, reporting and disclosure obligations under applicable laws, rules and regulations.
Wilshire Funds Management Proxy Voting Policy
Proxy Voting Guidelines
The following guidelines will be used when deciding how to vote proxies on behalf of clients. These are policy guidelines that can always be superseded, subject to the duty to act in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account holding the shares being voted.
A.     Election of Directors
a.     We generally vote for all director nominees, except in situations where there is a potential conflict of interest, including but not limited to the nomination of a director who also serves on a compensation committee of a company’s board and/or audit committee.
B.     Auditors
a.     Ratifying Auditors – we generally vote in favor for such proposals, unless the auditor is affiliated or has a financial interest in the company.
b.     Financial Statements & Auditor Reports – we generally vote in favor of approving financial and auditor reports.
c.     Compensation – we generally vote in favor for such proposals.
d.     Indemnification – we vote against indemnification of auditors.
C.     Executive & Director Compensation
a.     We generally vote in favor for such proposals.
D.     Miscellaneous and Non-Routine matters
a.     We vote miscellaneous proposals on a case-by-case basis, in the best interest of shareholders.
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If you have any questions regarding the Large Company Growth Portfolio, the Large Company Value Portfolio or the International Fund, or any series of the Company, please call (866) 591-1568.
Investors Should Retain this Supplement for Future Reference.

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